Other Information - Cash Payments for Interest and Income Taxes (Net of Refunds) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Additional Cash Flow Elements and Supplemental Cash Flow Information [Abstract]
Interest	$ 21.9	$ 21.7
Income taxes (net of refunds)	$ 1.3